INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of reconciliation of the federal statutory rate o effective tax rate

	Years Ended December 31,
	2021	2020
U.S. federal tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	5.41%	7.84%
Non-deductible expenses and other	(0.21)%	(0.16)%
Share-based compensation	(0.33)%	(0.95)%
Compensation Disallowance under 162(m)	(4.43)%	—%
Research and development credits	0.87%	0.79%
Initial public offering costs	(0.12)%	—%
Interest on convertible note	(1.38)%	—%
Warrant expense	(1.19)%	—%
Derivative liability	(1.22)%	—%
Change in valuation allowance, net	(18.40)%	(28.52)%
Effective tax rate	—%	—%

Schedule of changes in valuation allowance

	Balance at
(in thousands)	beginning	Charges to		Balance at
Valuation Allowance	of period	expenses	Deductions	end of period
Year ended December 31, 2021	$(13,425)	$(25,934)	$—	$(39,359)
Year ended December 31, 2020	(7,278)	(6,147)	—	(13,425)

Summary of tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities

The components of the Company’s net deferred tax assets and liabilities as of December 31, 2021 and 2020 are as follows (in thousands):

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss	$27,241	$12,798
Stock based compensation	5,730	—
Other accruals	84	77
Fixed Assets and Intangibles	27	163
Capitalized Start-up Expenses	3,939	—
Credit carryforwards	3,781	1,426
Total deferred tax assets	40,802	14,464
Valuation Allowance	(39,359)	(13,425)
Total deferred tax assets after valuation allowance	$1,443	$1,039
Deferred tax liability
Capitalized Software	(1,443)	(1,039)
Net deferred tax assets	$—	$—

Summary of changes in the gross amount of unrecognized tax benefits

A reconciliation of the beginning and ending balance to total unrecognized tax position is as follows (in thousands):

	As of December 31,
	2021	2020
Unrecognized tax benefits, beginning of year	$1,028	$614
Increases related to prior year tax provisions	—	—
Increase related to current year tax provisions	1,099	414
Unrecognized tax benefits, end of year	$2,127	$1,028